Bank loans	12 Months Ended
Dec. 31, 2020
Bank loans
Bank loans

13.  Bank loans

The movement is presented below:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Beginning balance	55,000	95,000	95,000

New loans	18,019	55,000	95,000
Payments	(7,197)	(95,000)	(95,000)
Exchange difference	(29)	—	—

Final balance	65,793	55,000	95,000

As of December 31, 2020 and 2019, bank loans were obtained for working capital purposes, have current maturity and accrue interest at market annual rates ranging from 1.65% to 3.7% as of December 31, 2020 (2% to 2.95% as of December 31, 2019).